Long-term Investments (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Investments [Abstract]
Common shares held	125,000	125,000	125,000
Long term investments	$ 1,000	$ 1,000	$ 1,000